Intangible assets, net (Details 1) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Amortization expenses, 2018	¥ 697,100
Amortization expenses, 2019	671,441
Amortization expenses, 2020	206,881
Amortization expenses, 2021	26,525
Amortization expenses, 2022	¥ 20,444